SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impairment of long-lived assets other than goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss of long-lived assets	¥ 221,800	$ 32,200	¥ 21,368	¥ 71,467
Luckin pop mini
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss of long-lived assets	46,700
Store operating equipment and others
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss of long-lived assets			¥ 21,400	¥ 9,800
Luckin Coffee EXPRESS machines
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss of long-lived assets	221,800
Linefriends food licensing
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Impairment loss of long-lived assets	¥ 12,800